Expense Example {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund Retail PRO-07 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Retail Class	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653